Intangible Assets (Details Textual) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 24, 2014	Mar. 30, 2012	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Amortization expense - patents			$ 43,645	$ 33,555	$ 125,917	$ 100,665	$ 216,839	$ 134,219
Cash payment for acquisition		$ 785,000
Shares issued for acquisition		20,000
Software license			831,000		831,000		831,000	$ 831,000
Fair value assigned			46,000		46,000		$ 46,000
Patents estimated useful life							7 years
Goodwill			4,549,928		$ 4,549,928		$ 3,482,884		$ 4,482,884
Payments made to acquire Double Vision	$ 3,600,000
Shares issued in the acquisition of DoubleVision, shares	800,000				800,000
Shares issued in the acquisition of DoubleVision	$ 400,000				$ 3,280,000
Increase in the value of goodwill					67,044
Issued number of common stock, value			$ 1,000,000		$ 1,067,044			$ 245,000
Issuance of commom stock shares					296,402			50,000
Purchase price consideration, Description					As additional purchase price consideration if the Company's media placement revenues for the twelve-month period from August 1, 2014 to July 31, 2015 are at least $3,000,000, subject to certain conditions such as receipt of customer payments and achievement of a gross margin threshold.
Payment of the earn-out amount accrued					$ 1,000,000
Share Price			$ 3.60		$ 3.60
Former Executive Chairman [Member]
Finite-Lived Intangible Assets [Line Items]
Amount received under term agreement		$ 755,000
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense - patents							$ 71,721